OPERATING SEGMENTS	12 Months Ended
Apr. 30, 2013
OPERATING SEGMENTS [Abstract]
OPERATING SEGMENTS
NOTE 11 • OPERATING SEGMENTS
IRET reports its results in five reportable segments: multi-family residential; commercial office; commercial healthcare, including senior housing (formerly referred to as the commercial medical segment; the composition of this segment has not changed from prior periods); commercial industrial and commercial retail properties.  The Company's reportable segments are aggregations of similar properties.

Segment information in this report is presented based on net operating income, which we define as total real estate revenues and gain on involuntary conversion less real estate expenses (which consist of utilities, maintenance, real estate taxes, insurance, property management expenses and other property expenses). We believe that NOI is an important supplemental measure of operating performance for a REIT's operating real estate because it provides a measure of core operations that is unaffected by depreciation, amortization, financing and general and administrative expense.  NOI does not represent cash generated by operating activities in accordance with GAAP and should not be considered an alternative to net income, net income available for common shareholders or cash flow from operating activities as a measure of financial performance. The following tables present real estate revenues and net operating income for the fiscal years ended April 30, 2013, 2012 and 2011 from our five reportable segments, and reconcile net operating income of reportable segments to net income as reported in the consolidated financial statements. Segment assets are also reconciled to Total Assets as reported in the consolidated financial statements. The tables have been restated to reflect the reclassification of a commercial property in Minot, North Dakota, from commercial retail to the commercial office segment.

	(in thousands)
Year Ended April 30, 2013	Multi-Family Residential	Commercial Office	Commercial Healthcare	Commercial Industrial	Commercial Retail	Total

Real estate revenue	$90,759	$77,766	$61,975	$12,247	$13,622	$256,369
Real estate expenses	38,716	38,175	16,779	3,750	5,039	102,459
Gain on involuntary conversion	3,852	0	0	0	1,232	5,084
Net operating income	$55,895	$39,591	$45,196	$8,497	$9,815	158,994
Depreciation/amortization						(64,399)
Administrative, advisory and trustee fees						(8,494)
Other expenses						(2,173)
Interest expense						(62,268)
Interest and other income						748
Income from continuing operations						22,408
Income from discontinued operations						7,564
Net income						$29,972

	(in thousands)
Year Ended April 30, 2012	Multi-Family Residential	Commercial Office	Commercial Healthcare	Commercial Industrial	Commercial Retail	Total

Real estate revenue	$72,500	$74,914	$64,511	$11,582	$12,460	$235,967
Real estate expenses	33,905	34,963	20,650	3,063	4,185	96,766
Gain on involuntary conversion	0	0	0	0	274	274
Net operating income	$38,595	$39,951	$43,861	$8,519	$8,549	139,475
Depreciation/amortization						(58,737)
Administrative, advisory and trustee fees						(7,381)
Other expenses						(1,898)
Interest expense						(63,250)
Interest and other income						786
Income from continuing operations						8,995
Income from discontinued operations						711
Net income						$9,706
2013 Annual Report

NOTE 11 • continued
Year Ended April 30, 2011	(in thousands)
	Multi-Family Residential	Commercial- Office	Commercial- Healthcare	Commercial- Industrial	Commercial- Retail	Total

Real estate revenue	$65,229	$77,981	$64,879	$10,548	$12,528	$231,165
Real estate expenses	33,216	36,102	22,443	3,811	4,631	100,203
Net operating income	$32,013	$41,879	$42,436	$6,737	$7,897	130,962
Depreciation/amortization						(56,852)
Administrative, advisory and trustee services						(7,222)
Other expenses						(1,747)
Interest expense						(61,913)
Interest and other income						541
Income from continuing operations						3,769
Income from discontinued operations						20,582
Net income						$24,351

Segment Assets and Accumulated Depreciation
	(in thousands)
As of April 30, 2013	Multi-Family Residential	Commercial Office	Commercial Healthcare	Commercial Industrial	Commercial Retail	Total

Segment assets
Property owned	$659,696	$625,296	$501,191	$125,772	$121,015	$2,032,970
Less accumulated depreciation	(140,354)	(139,324)	(90,891)	(23,688)	(26,164)	(420,421)
Total property owned	$519,342	$485,972	$410,300	$102,084	$94,851	$1,612,549
Cash and cash equivalents						94,133
Other investments						639
Receivables and other assets						113,948
Development in progress						46,782
Unimproved land						21,503
Total Assets						$1,889,554

	(in thousands)
As of April 30, 2012	Multi-Family Residential	Commercial Office	Commercial Healthcare	Commercial Industrial	Commercial Retail	Total

Segment assets
Property owned	$539,783	$616,743	$500,268	$119,002	$116,213	$1,892,009
Less accumulated depreciation	(128,834)	(121,862)	(78,744)	(20,693)	(23,357)	(373,490)
Total property owned	$410,949	$494,881	$421,524	$98,309	$92,856	$1,518,519
Real estate held for sale						2,067
Cash and cash equivalents						39,989
Other investments						634
Receivables and other assets						114,569
Development in progress						27,599
Unimproved land						10,990
Total Assets						$1,714,367